Amounts receivable (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 0.3	$ 0.9	$ 0.3	$ 1.8